Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.125% Notes due 2029
Amount Registered | shares	1,024,725,000
Maximum Aggregate Offering Price	$ 1,024,243,379.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 141,448.01
Offering Note	The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from GBP to U.S. Dollars based upon the GBP to U.S. Dollar exchange rate as of 12:30 PM (New York City time) on February 10, 2026 on the Bloomberg page "BFIX" of 1.00 GBP to 1.3663 U.S. Dollars.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Notes due 2032
Amount Registered | shares	1,707,875,000
Maximum Aggregate Offering Price	$ 1,704,305,541.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 235,364.60
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2041
Amount Registered | shares	1,707,875,000
Maximum Aggregate Offering Price	$ 1,686,065,436.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 232,845.64
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.875% Notes due 2058
Amount Registered | shares	1,707,875,000
Maximum Aggregate Offering Price	$ 1,683,093,733.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 232,435.24
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.125% Notes due 2126
Amount Registered | shares	1,366,300,000
Maximum Aggregate Offering Price	$ 1,362,638,316.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 188,180.35
Offering Note	See Note 1.